Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Condensed Statement of Income Captions [Line Items]
NET LOSS OF PARENT COMPANY		$ (1,298)
EQUITY IN EARNINGS OF SUBSIDIARIES	1,308,714	842,999	(273,099)
Net Income (loss)	1,308,714	841,301	(273,099)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	75,573	(13,139)	(320,556)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ 1,384,287	$ 828,162	$ (593,655)